SIGNIFICANT ACCOUNTING POLICIES - Transfers of Financial Assets (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Proceeds from receivables sold in third-party program	$ 326	$ 296	$ 803	$ 650
Proceeds from receivables sold outside third-party program	$ 36